Inventories	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories
8 Inventories
Inventories are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Merchandise available for sale	11,352	11,615
Less: Provision for slow moving and obsolete inventories	(1,254)	(1,106)
Total Inventories	10,098	10,509
The total cost of inventory, consisting primarily of the purchase price of customer products, recognized as an expense in the interim consolidated profit or loss for the six months ended June 30, 2026 was USD41,871 thousand (For the six months ended June 30, 2025: USD37,639 thousand).
The amount of write-down of inventories recognized in the consolidated profit or loss was USD79 thousand. The amount of reversal of write-down recognized as reduction in the amount of inventories recognized as an expense in the consolidated profit or loss was USD106 thousand. The reversal of write-down primarily arises from our ability to increase the net realizable value of certain inventory items through price increases, driving higher margins.